BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Schedule of brokerage commission and handling charge expenses

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Commission, handling and settlement expenses	329,225	249,172	340,361
IPO subscription service charge expenses	564	395	877
Total	329,789	249,567	341,238